State Street Federal Treasury Plus Money Market Fund Investment Objectives and Goals - State Street Federal Treasury Plus Money Market Fund	Sep. 04, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street Federal Treasury Plus Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of State Street Federal Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).